Quarterly Report
February 28, 2025
MFS®  International Intrinsic Value Fund
FGI-Q3

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Airlines – 1.0%
Ryanair Holdings PLC, ADR	4,338,066	$210,526,343
Alcoholic Beverages – 2.4%
Diageo PLC	10,284,686	$279,477,780
Pernod Ricard S.A.	2,193,670	235,823,008
		$515,300,788
Apparel Manufacturers – 0.9%
Compagnie Financiere Richemont S.A.	575,165	$117,893,837
LVMH Moet Hennessy Louis Vuitton SE	117,190	85,148,176
		$203,042,013
Automotive – 0.8%
Knorr-Bremse AG	1,912,159	$165,628,739
Brokerage & Asset Managers – 5.5%
Deutsche Boerse AG	2,051,402	$535,350,126
Euronext N.V.	2,363,697	298,714,385
London Stock Exchange Group PLC	2,411,365	359,871,472
		$1,193,935,983
Business Services – 2.9%
Experian PLC	6,737,859	$321,869,834
Intertek Group PLC	2,612,111	169,696,823
Nomura Research Institute Ltd.	4,372,354	146,952,866
		$638,519,523
Computer Software – 4.6%
Cadence Design Systems, Inc. (a)	681,443	$170,701,472
Dassault Systemes SE	5,964,696	237,062,237
NICE Systems Ltd., ADR (a)	706,085	98,272,910
SAP SE	1,764,890	487,815,596
		$993,852,215
Computer Software - Systems – 3.9%
Amadeus IT Group S.A.	3,948,451	$300,189,049
Cap Gemini S.A.	1,517,413	236,704,144
Samsung Electronics Co. Ltd.	8,576,428	320,417,056
		$857,310,249
Construction – 3.7%
Compagnie de Saint-Gobain S.A.	3,903,251	$395,890,724
CRH PLC	4,014,275	411,543,473
		$807,434,197
Consumer Products – 5.6%
Beiersdorf AG	1,184,351	$162,876,172
Haleon PLC	80,703,310	404,746,932
Kenvue, Inc.	9,801,297	231,310,609
KOSE Corp.	462,900	19,600,565
Lion Corp.	2,335,400	26,728,943
Reckitt Benckiser Group PLC	1,733,270	114,514,449
ROHTO Pharmaceutical Co. Ltd.	10,439,100	151,292,396
Svenska Cellulosa Aktiebolaget	7,624,190	104,534,556
		$1,215,604,622

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 7.0%
Legrand S.A.	5,119,288	$562,372,747
Mitsubishi Electric Corp.	21,735,400	336,820,142
Schneider Electric SE	2,477,597	611,904,678
Yokogawa Electric Corp.	1,111,000	21,252,659
		$1,532,350,226
Electronics – 5.1%
Analog Devices, Inc.	833,945	$191,857,387
ASML Holding N.V.	195,670	138,913,893
Hirose Electric Co. Ltd.	1,154,600	135,371,866
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,500,534	631,951,403
		$1,098,094,549
Energy - Independent – 1.1%
Woodside Energy Group Ltd.	15,406,456	$236,248,985
Energy - Integrated – 4.4%
Aker BP ASA	7,889,487	$164,010,706
Galp Energia SGPS S.A., “B” (a)	6,281,225	103,708,892
Petroleo Brasileiro S.A., ADR	7,990,585	97,565,043
TotalEnergies SE	9,798,894	590,483,094
		$955,767,735
Engineering - Construction – 0.7%
Taisei Corp.	3,405,300	$152,829,620
Food & Beverages – 2.2%
Chocoladefabriken Lindt & Sprungli AG	5,512	$69,803,396
Ezaki Glico Co. Ltd.	2,907,900	87,931,450
Novozymes A/S	685,234	41,558,710
Toyo Suisan Kaisha Ltd.	4,563,200	270,203,207
		$469,496,763
Insurance – 2.4%
Hiscox Ltd.	7,612,170	$113,994,461
Samsung Fire & Marine Insurance Co. Ltd.	457,753	119,984,943
Willis Towers Watson PLC	846,212	287,415,906
		$521,395,310
Machinery & Tools – 4.1%
Epiroc AB	7,573,573	$148,961,415
GEA Group AG	2,766,270	159,836,139
IMI PLC (h)	13,267,226	336,282,263
Schindler Holding AG	490,084	149,954,080
Spirax Group PLC	1,030,818	94,784,461
		$889,818,358
Major Banks – 11.7%
Banco de Sabadell S.A.	81,494,503	$226,549,891
Bank of Ireland Group PLC	30,466,860	361,626,785
Lloyds TSB Group PLC	235,243,703	219,589,612
National Bank of Greece S.A	12,733,775	117,880,495
NatWest Group PLC	118,083,082	715,467,832
Resona Holdings, Inc.	59,542,800	464,479,103
UBS Group AG	13,039,271	448,554,099
		$2,554,147,817
Medical & Health Technology & Services – 0.6%
M3, Inc.	11,758,400	$137,631,121

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.6%
Agilent Technologies, Inc.	2,244,426	$287,106,974
Bruker BioSciences Corp.	1,754,801	82,861,703
EssilorLuxottica	1,267,830	376,901,183
Olympus Corp.	7,649,200	104,740,913
Shimadzu Corp.	9,808,000	259,707,641
Smith & Nephew PLC	15,178,248	220,372,915
Waters Corp. (a)	280,235	105,743,875
		$1,437,435,204
Metals & Mining – 0.9%
Glencore PLC	51,529,516	$205,652,469
Oil Services – 0.4%
Tenaris S.A.	4,955,218	$93,122,641
Other Banks & Diversified Financials – 6.9%
AIB Group PLC	83,170,934	$585,438,668
CaixaBank S.A.	77,812,889	539,849,897
Chiba Bank Ltd.	20,569,700	186,522,683
Julius Baer Group Ltd.	2,166,810	146,171,383
Mebuki Financial Group, Inc.	10,106,570	42,803,017
		$1,500,785,648
Pharmaceuticals – 2.5%
Roche Holding AG	1,217,842	$405,624,766
Sandoz Group AG	3,103,401	136,212,651
		$541,837,417
Precious Metals & Minerals – 5.7%
Agnico Eagle Mines Ltd.	2,605,202	$250,967,342
Franco-Nevada Corp.	4,917,648	701,948,152
Wheaton Precious Metals Corp.	4,073,850	281,276,569
		$1,234,192,063
Printing & Publishing – 1.3%
Wolters Kluwer N.V.	1,798,577	$276,051,918
Specialty Chemicals – 2.2%
Croda International PLC	1,339,366	$55,829,274
Nitto Denko Corp.	7,307,200	143,901,118
Sika AG	520,319	132,471,636
Symrise AG	1,459,119	147,002,461
		$479,204,489
Total Common Stocks		$21,117,217,005
Mutual Funds (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 4.38% (v)	582,872,294	$582,930,581

Other Assets, Less Liabilities – 0.2%		53,895,180
Net Assets – 100.0%		$21,754,042,766
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $919,212,844 and $20,780,934,742, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$3,631,004,376	$—	$3,631,004,376
United Kingdom	—	3,612,150,577	—	3,612,150,577
Japan	378,392,191	2,310,377,119	—	2,688,769,310
United States	1,768,541,399	—	—	1,768,541,399
Germany	472,467,339	1,186,041,894	—	1,658,509,233
Switzerland	—	1,606,685,848	—	1,606,685,848
Canada	1,234,192,063	—	—	1,234,192,063
Ireland	210,526,343	947,065,453	—	1,157,591,796
Spain	539,849,897	526,738,940	—	1,066,588,837
Other Countries	945,669,851	1,747,513,715	—	2,693,183,566
Investment Companies	582,930,581	—	—	582,930,581
Total	$6,132,569,664	$15,567,577,922	$—	$21,700,147,586
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
IMI PLC	$353,648,089	$—	$37,700,041	$12,654,149	$7,680,066	$336,282,263
MFS Institutional Money Market Portfolio	626,197,991	2,071,939,945	2,115,215,220	30,044	(22,179)	582,930,581
	$979,846,080	$2,071,939,945	$2,152,915,261	$12,684,193	$7,657,887	$919,212,844
Affiliated Issuers	Dividend Income	Capital Gain Distributions
IMI PLC	$1,832,905	$—
MFS Institutional Money Market Portfolio	23,352,291	—
	$25,185,196	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2025, are as follows:
France	16.7%
United Kingdom	16.6%
Japan	12.4%
United States	11.1%
Germany	7.6%
Switzerland	7.4%
Canada	5.7%
Ireland	5.3%
Spain	4.9%
Other Countries	12.3%